SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America (“U.S.”). Certain prior period amounts have been reclassified to conform to the current year presentation with no material impact on the Consolidated Financial Statements. Unless otherwise stated, amounts are presented in U.S. dollars and all amounts are in thousands, except for number of shares and per share amounts.

Recently Adopted Accounting Standards and Recent Accounting Standard Update Not Yet Adopted
Recent Accounting Standard Update Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies FASB Accounting Standards Codification 740 to enhance the transparency and decision usefulness of income tax disclosures. ASU
No. 2023-09
is effective on a prospective basis for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this new guidance and expects to adopt it in the annual report for the fiscal year ending December 31, 2025.
In November 2024, the FASB issued ASU
2024-03,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses.” This update requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on both an interim and annual basis. Subsequently, in January 2025, the FASB issued ASU
2025-01,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date. The new guidance is effective for the Company for fiscal years beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. It may be applied on a retrospective or prospective basis, with early adoption permitted. The Company is currently evaluating the update to determine the impact on the Company’s disclosures.
Adoption of New Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU improve segment reporting requirements, primarily through enhanced disclosures on significant segment expenses. Other disclosures that the ASU requires public entities to provide include the title and position of the Chief Operating Decision Maker (“CODM”) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU for the year ended December 31, 2024, and has disclosed significant expenses reviewed by the CODM for each reportable segment, with no additional significant expenses identified beyond those presented. See Note 15.“Segment and Geographic Data” to the Condensed Consolidated Financial Statements.

Recently Adopted Accounting Standards
In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU improve segment reporting requirements, primarily through enhanced disclosures on significant segment expenses. Other disclosures that the ASU requires public entities to provide include the title and position of the Chief Operating Decision Maker (“CODM”) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU for the year ended December 31, 2024, and has disclosed significant expenses reviewed by the CODM for each reportable segment, with no additional significant expenses identified beyond those presented. See Note 17. “Segment and Geographic Data” to the Consolidated Financial Statements.
On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”)
2016-13,
“Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This update was issued by the Financial Accounting Standards Board (the “FASB”) in June 2016. This standard requires an impairment model (known as the current expected credit loss (“CECL”) model) and replaces the methodology that recognizes impairment of financial instruments when losses have been incurred with a methodology that recognizes impairment of financial instruments when losses are expected. The new standard requires entities to use a forward-looking “expected loss” model for most financial instruments, including accounts receivable and unbilled services that is based on historical information, current information, and reasonable and supportable forecasts.
As a result of adopting the new standard, the Company recognized a cumulative increase to allowances for accounts receivable and unbilled services and a reduction to the 2023 opening balance of retained earnings of $51. Comparative periods prior to the adoption of this standard and their respective disclosures have not been adjusted. The adoption of ASU
2016-13
did not have a material impact on the Company’s Consolidated Financial Statements.

Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of the Company and all of its wholly owned and majority-owned subsidiaries. All significant inter-company accounts and transactions between and among the Company and its subsidiaries have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the reported amounts of assets and liabilities, the disclosures about contingent assets and liabilities, and the reported amounts of revenue and expenses. The critical accounting estimates include revenue recognition, income taxes, and business combinations and asset acquisitions. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates the estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates.

Concentration and Credit Risk
Concentration and Credit Risk
The Company’s revenue is comprised of the operations, assets, and liabilities of the three regional businesses: Americas, Asia Pacific, and EMEA. For each of the years ended December 31, 2024 and 2023, over 85% of the Company’s revenue was generated by its top 25 clients. Three clients accounted for an aggregate of 46% of revenue in 2024, and two clients accounted for an aggregate of 50% of revenue in 2023. One client accounted for 20% or greater of accounts receivable as of December 31, 2024 and 2023. Our business is dependent upon the continuation of these business relationships as well as new client development.
Financial instruments, which potentially subject the Company to concentrations of credit risk, are primarily cash and accounts receivable. The Company performs continuing credit evaluations of its customers and does not require collateral. The Company has not experienced significant losses related to receivables in the Consolidated Statements of Operations.
The Company may from time to time maintain cash in banks in excess of Federal Deposit Insurance Corporation insurance limits. However, the Company regularly monitors the financial condition of the institutions in which it has depository accounts and believes the risk of loss is minimal as these banks are large financial institutions with strong credit ratings.

Revenue Recognition
Revenue Recognition
Revenue is measured according to ASC 606, Revenue—“Revenue from Contracts with Customers,” and is recognized based on consideration specified in a contract with a client. We account for a contract when both parties to the contract have approved the contract, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable. Revenues are recognized over time, using an input or output method, as the control of the promised services is transferred to the client in an amount that reflects the consideration we expect to be entitled to in exchange for those services. The majority of our contracts are short-term in nature as they include termination clauses that allow either party to cancel within a short termination period, without cause. Revenue includes billable travel and other reimbursable costs and is reported net of value added taxes, sales, or use taxes collected from clients and remitted to taxing authorities.
Certain client contracts have variable consideration, including usage-based fees that increase the transaction price and volume rebates or other similar items that generally reduce the transaction price. We estimate variable consideration using the expected value method based on the terms of the client contract and historical evidence. These amounts may be constrained and are only included in revenue to the extent we do not expect a significant reversal when the uncertainty associated with the variable consideration is resolved. Other than bonuses to be paid to contractors, on behalf of our clients, our estimated amounts of variable consideration subject to constraints at period end are not material and we do not believe that there will be significant changes to our estimates. Certain contract employees are entitled to performance bonuses at the sole discretion of the client and are constrained until approved. No bonuses were approved or paid to our contract employees on behalf of our clients for the year ended December 31, 2024. In 2023, approximately $0.5 million in bonuses were approved and paid to our contract employees.

We record accounts receivable when our right to consideration becomes unconditional. The Company’s accounts receivable balances are composed of trade and unbilled receivables. Unbilled accounts receivable represent revenue recorded in advance of processing formal invoices pursuant to the completion of contract provisions and, generally, become billable at contractually specified dates. Unbilled amounts are expected to be invoiced and collected within one year. Contract assets primarily relate to our rights to consideration for services provided that such rights to consideration are conditional on satisfaction of future performance obligations. A contract liability for deferred revenue is recorded when consideration is received, or is unconditionally due, from a client prior to transferring control of services to the client under the terms of a contract. Deferred revenue balances typically result from advance payments received from clients prior to transferring control of services. We do not have any material contract assets or liabilities as of and for the years ended December 31, 2024 and 2023.
Payment terms vary by client and the services being provided to the client. We consider payment terms that exceed one year to be extended payment terms. Substantially all of the Company’s contracts include payment terms of 90 days or less, and we do not extend payment terms beyond one year.
We primarily record revenue on a gross basis in the Consolidated Statements of Operations based upon the following key factors:

•	We maintain the direct contractual relationship with the client and are responsible for fulfilling the service promised to the client.

•	We maintain control over our contractors while the services to the client are being performed, including our contractors’ billing rates.
RPO.
We provide complete recruitment outsourcing, project-based outsourcing, and recruitment consulting services for clients’ permanent staff hires. We recognize revenue for our RPO over time in an amount that reflects the consideration we expect to be entitled to and have an enforceable right to payment in exchange for our services. The client simultaneously receives and consumes the benefits of the services as they are provided. The transaction prices contain both fixed fee and variable usage-based consideration. Variable usage-based consideration is constrained by candidates accepting offers of permanent employment. We recognize revenue on fixed fees as the performance obligations are satisfied and on usage-based fees as the constraint is lifted. We do not incur incremental costs to obtain our RPO contracts. The costs to fulfill these contracts are expensed as incurred.
We recognize permanent placement revenue when employment candidates accept offers of permanent employment. We have a substantial history of estimating the financial impact of permanent placement candidates who do not remain with our clients through a guarantee period. Fees to clients are generally calculated as a percentage of the new employee’s annual compensation. No fees for permanent placement services are charged to employment candidates.
Contracting.
We provide clients with a range of outsourced professional contract staffing services and managed service provider services offered sometimes on a standalone basis and sometimes as part of a blended total talent solution. We recognize revenue for our contracting services over time as services are performed in an amount that reflects the consideration we expect to be entitled to and have an enforceable right to payment in exchange for our services, which is generally calculated as hours worked multiplied by the agreed-upon hourly bill rate. The client simultaneously receives and consumes the benefits of the services as they are provided. We do not incur incremental costs to obtain our contracts for outsourced professional contract staffing services and managed service provider services. The costs incurred to fulfill these contracts are expensed as incurred.

Unsatisfied performance obligations.
As a practical expedient, we do not disclose the value of unsatisfied performance obligations for (i) contracts with an expected original duration of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed. See Note 3 for information on disaggregated revenue.

Operating Expenses
Operating Expenses
Salaries and related expenses include the salaries, commissions, payroll taxes and employee benefits related to recruitment professionals, executive level employees, administrative staff, and other employees of the Company who are not temporary contractors. Office and general expenses include occupancy, equipment leasing and maintenance, utilities, travel expenses, professional fees, and provision for expected credit losses. The Company expenses job board and legal costs as incurred.

Stock-Based Compensation
Stock-Based Compensation
The Company applies the fair value recognition provisions of ASC 718, “
Compensation—Stock Compensation.”
The Company determines the fair value as of the grant date. For awards with graded vesting conditions, the values of the awards are determined by valuing each tranche separately and expensing each tranche over the required service period. The service period is the period over which the related service is performed, which is generally the same as the vesting period. The Company accounts for forfeitures as they occur. During the years ended December 31, 2024 and 2023, the Company only granted restricted stock units and restricted shares of common stock.

Employee Benefit Programs
Employee Benefit Programs
The Company in the U.S. sponsors a defined contribution plan covering substantially all of its full-time employees (the “401(k) Plan”). The Company recognized expense related to the 401(k) Plan totaling approximately $216 and $250 for the years ended December 31, 2024 and 2023, respectively.

Income Taxes
Income Taxes
Earnings from the Company’s global operations are subject to tax in various jurisdictions both within and outside the United States. The Company accounts for income taxes in accordance with ASC 740, “
Income Taxes.”
This standard establishes financial accounting and reporting standards for the effects of income taxes that result from an enterprise’s activities. It requires an asset and liability approach for financial accounting and reporting of income taxes.
The calculation of net deferred tax assets assumes sufficient future earnings for the realization of such assets as well as the continued application of currently anticipated tax rates. Included in net deferred tax assets is a valuation allowance for deferred tax assets where management believes it is more likely than not that the deferred tax assets will not be realized in the relevant jurisdiction. If we determine that a deferred tax asset will not be realizable, an adjustment to the deferred tax asset will result in a reduction of earnings at that time. See Note 7 to the Consolidated Financial Statements for further information regarding deferred tax assets and our valuation allowance.
ASC
740-10-55-3,
“
Recognition and Measurement of Tax Positions—a Two Step Process,”
provides implementation guidance related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a two-step
evaluation process for a tax position taken or expected to be taken in a tax return. The first step is recognition and the second is measurement. ASC 740 also provides guidance on derecognition, measurement, classification, disclosures, transition, and accounting for interim periods. The Company provides tax reserves for U.S. federal, state, local, and international unrecognized tax benefits for all periods subject to audit. The development of reserves for these exposures requires judgments about tax issues, potential outcomes and timing, and is a subjective critical estimate. The Company assesses its tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances, and information available at the reporting dates. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company has recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon settlement with a tax authority that has full knowledge of all relevant information. For those tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, associated interest and penalties have also been recognized as a component of income tax expense. Although the outcome related to these exposures is uncertain, in management’s opinion, adequate provisions for income taxes have been made for estimable potential liabilities emanating from these exposures. In certain circumstances, the ultimate outcome for exposures and risks involves significant uncertainties which render them inestimable. If actual outcomes differ materially from these estimates, including those that cannot be quantified, they could have material impact on the Company’s results of operations.
The Company has provided tax on all unremitted earnings of our foreign subsidiaries taking into consideration all expected future events based on presently existing tax laws and rates.
The Company has elected to recognize the tax on Global Intangible Low Taxed Income (“GILTI”) as a period expense in the year the tax is incurred.

(Loss) earnings Per Share
(Loss) earnings Per Share
Basic (loss) earnings per share (“EPS
”
) is computed by dividing the Company’s net income by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted (loss) earnings per share is computed by dividing the Company’s net income by the weighted average number of shares outstanding and the impact of all dilutive potential common shares, primarily stock options
“in-the-money
”
and unvested restricted stock. The dilutive impact of stock options and unvested restricted stock is determined by applying the “treasury stock
”
method. Performance-based restricted stock awards are included in the computation of diluted (loss) earnings per share only to the extent that the underlying performance conditions: (i) are satisfied prior to the end of the reporting period, or (ii) would be satisfied if the end of the reporting period were the end of the related performance period and the result would be dilutive under the treasury stock method. Stock awards subject to vesting or exercisability based on the achievement of market conditions are included in the computation of diluted (loss) earnings per share only when the market conditions are met.
Income (loss) per share calculations for each quarter include the weighted average effect for the quarter; therefore, the sum of quarterly income per share amounts may not equal year-to-date
income per share amounts, which reflect the weighted average effect on a year-to-date
basis. In addition, the calculation of the impact of dilutive potential common shares might be dilutive on a quarterly basis but anti-dilutive on a year-to-date
basis or vice versa.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:
Level
 1
measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level
 2
measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.
Level
 3
measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.
The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings approximate fair value because of the immediate or short-term maturity of these financial instruments.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents
For financial statement presentation purposes, the Company considers all highly liquid investments having an original maturity of three months or less as cash equivalents.
Restricted Cash
Restricted cash primarily represents amounts required to be held on deposit for a travel and entertainment program in the U.K., a bank guarantee for licensing in Switzerland, and deposits held for office space.

Accounts Receivable
Accounts Receivable
The Company’s accounts receivable balances are composed of trade and unbilled receivables. Unbilled accounts receivable represent revenue recorded in advance of processing formal invoices pursuant to the completion of contract provisions and, generally, become billable at contractually specified dates. Unbilled receivables of $5,925 and $5,163 as of December 31, 2024 and 2023, respectively, are expected to be invoiced and collected within one year. The Company records accounts receivable when its right to consideration becomes unconditional. Contract assets primarily relate to our rights to consideration for services provided that they are conditioned on satisfaction of future performance obligations. Accounts receivable, net, are stated at the amount the Company expects to collect, which is net of estimated losses resulting from the inability of its customers to make required payments.
Allowance for Expected Credit Losses
The allowance for expected credit losses is estimated based on the CECL model and it takes into account information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions. It represents the aggregate amount of credit risk arising from the inability of specific clients to pay our fees or disputes that may affect our ability to fully collect our billed accounts receivable. When determining the collectability of specific customer accounts, a number of factors are evaluated, including: customer creditworthiness, past transaction history with the customer, changes in customer financial stability, payment terms or practices, and effect of market conditions on each customer. Other factors include, but are not limited to, current economic conditions and forward-looking estimates. Our actual experience may vary from our estimates. If the financial condition of our clients were to deteriorate, resulting in their inability or unwillingness to pay our fees, we may need to record additional provisions for expected credit losses in future periods. The risk of credit losses may be mitigated to the extent that we received a retainer from some of our clients prior to performing services. Changes in allowance for expected credit losses are recorded in office and general expenses on the Consolidated Statements of Operations and were not material for the year ended December 31, 2024. Accounts receivable, net of the allowance for expected credit losses, represents the amount we expect to collect. At each reporting date, we adjust the allowance for expected credit losses to reflect our current estimate. Our billed accounts receivables are written off when the potential for recovery is considered remote.
The Company generally establishes customer credit limits and estimates the allowance for credit losses on a country or geographic basis. Customer credit limits are based upon an initial evaluation of the customer’s credit quality, and we adjust that limit accordingly based upon ongoing credit assessments of the customer, including payment history and changes in credit quality. Consistent with our adoption of ASU
2016-13,
effective January 1, 2023 (refer to Note 3—Summary of Significant Accounting Policies), the allowance for expected credit losses is determined based on an assessment of past collection experience as well as consideration of current and future economic conditions and changes in our customer collection trends.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Years
Furniture and equipment	3 - 8
Capitalized software costs	3 - 5
Computer equipment	3 - 5
Leasehold improvements	2 - 5
Leasehold improvements are amortized over the shorter of their estimated useful lives or the lease term. The amortization periods of material leasehold improvements are estimated at the inception of the lease term.

Leases
Leases
Lease liabilities are recognized at the commencement of a lease based on the sum of lease payments over the term of the lease. Lease liabilities are reduced as payments are made. A corresponding right-of-use
asset is recognized at the same time as the lease liability based on the total amount of lease expense to be recognized, which is generally the same amount as the corresponding lease liabilities.
Right-of-use
assets are amortized over the life of the lease on a straight-line basis. The Company’s lease agreements may include options to renew, extend, or terminate the lease. These clauses are included in the measurement of the lease liabilities when the Company is reasonably certain that it will exercise such options.
The Company has elected to exclude short-term leases from the recognition requirements of ASC 842. A lease is short-term if, at the commencement date, it has a term of less than or equal to one year. Lease expense related to short-term leases is recognized on a straight-line basis over the lease term.

Capitalized Software Costs
Capitalized Software Costs
Capitalized software costs consist of costs to purchase and develop software for internal use. The Company capitalizes certain incurred software development costs in accordance with ASC
350-40,
“Intangibles Goodwill and Other:
Internal-Use
Software.” Costs incurred during the application-development stage for software purchased and further customized by outside vendors for the Company’s use and software developed by a vendor for the Company’s proprietary use have been capitalized. Labor costs incurred during the application-development stage for the Company’s own personnel which are directly associated with software development are capitalized as appropriate. The Company expenses software and overhead cost incurred during the preliminary and/or post implementation of the project stage such as maintenance, training and upgrades or enhancements that do not increase functionality. Capitalized software costs are included in property and equipment.

Business Combinations and Asset Acquisitions
Business Combinations and Asset Acquisitions
Business Combinations are accounted for under the acquisition method in accordance with ASC 805, “
Business Combinations
.” The acquisition method requires identifiable assets acquired and liabilities assumed and any non-controlling
interest in the business acquired to be recognized and measured at fair value on the acquisition date, which is the date that the acquirer obtains control of the acquired business. The amount by which the fair value of consideration transferred as the purchase price exceeds the net fair value of assets acquired and liabilities assumed is recorded as goodwill. Acquisitions that do not meet the definition of a business under the ASC are accounted for as asset acquisitions. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Goodwill is not recognized in an asset acquisition with any consideration in excess of net assets acquired allocated to acquired assets on a relative fair value basis. Transaction costs are expensed in a business combination and are considered a component of the cost of the acquisition in an asset acquisition.

Long-Lived Assets and Amortizable Intangibles
Intangible Assets
Intangible assets consist of customer relationships, trade names, non-competition
agreements and developed technology. The Company periodically evaluates whether events or changes in circumstances have occurred that indicate long-lived assets may not be recoverable. When such circumstances are present, the Company assesses whether the carrying value will be recovered through the expected undiscounted future cash flows resulting from the use and eventual disposition of the long-lived asset. In the event the sum of the expected undiscounted future cash flows is less than the carrying value of the long-lived asset, an impairment loss equal to the excess of the long-lived asset’s carrying value over its fair value is recorded in accordance with ASC
360-10-35.
There were no impairment triggers during the year ended December 31, 2024.
Amortization expense is computed using the straight-line method over the following estimated useful lives:

Years
Non-compete agreements	2 - 3
Developed Technology	3
Customer lists	3 - 6
Trade name	5 - 10

Goodwill
Goodwill
The Company records the excess of purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed in a business combination as goodwill. The Company has allocated goodwill for certain acquisitions to its Americas reportable segment and others to its Asia Pacific reportable segment. Goodwill is not amortized and is tested for impairment on an annual basis on October 1, or when an event or changes in circumstances indicate that its carrying value may not be recoverable. The Company identified multiple reporting units that carry a goodwill balance, some of which are included in the Americas reportable segment, and others in the Asia Pacific reportable segment.
Goodwill impairment is tested at the reporting unit level, which is defined as an operating segment or one level below the operating segment. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
The Company has the option to perform a qualitative assessment for reporting units to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of one or more of its reporting units is greater than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, there is no need to perform any further testing. However, if the Company concludes otherwise, then it is required to perform a quantitative impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded based on that difference. Alternatively, the Company has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the quantitative goodwill impairment test. There were no impairment charges recorded in either fiscal year 2024 or 2023.

Foreign Currency Translation
Foreign Currency Translation
The financial position and results of operations of the Company’s international subsidiaries are determined using local currency as the functional currency. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each year-end.
Statements of Operations accounts are translated at the average rate of exchange prevailing during each period. Translation adjustments arising from the use of differing exchange rates from period to period are included in the accumulated other comprehensive income (loss) account in stockholders’ equity, other than translation adjustments on short-term intercompany balances, which are included in other income (expense). Gains and losses resulting from other foreign currency transactions are included in other income (expense). Intercompany receivable balances of a long-term investment nature are considered part of the Company’s permanent investment in a foreign jurisdiction and the gains or losses on such balances are reported in other comprehensive income (loss).

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company’s other comprehensive income (loss) is primarily comprised of foreign currency translation adjustments, which relate to investments that are permanent in nature.
Recent Accounting Standard Update Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies FASB Accounting Standards Codification 740 to enhance the